Business And Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

As of the Effective Date, Vistra Energy applied fresh start reporting under the applicable provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 852, Reorganizations (ASC 852). Fresh start reporting included (1) distinguishing the consolidated financial statements of the entity that was previously in restructuring (TCEH, or the Predecessor) from the financial statements of the entity that emerges from restructuring (Vistra Energy, or the Successor), (2) accounting for the effects of the Plan of Reorganization, (3) assigning the reorganization value of the Successor entity by measuring all assets and liabilities of the Successor entity at fair value, and (4) selecting accounting policies for the Successor entity. The financial statements of Vistra Energy for periods subsequent to the Effective Date are not comparable to the financial statements of TCEH for periods prior to the Effective Date, as those previous periods do not give effect to any adjustments to the carrying values of assets or amounts of liabilities that resulted from the Plan of Reorganization and the related application of fresh start reporting. The reorganization value of Vistra Energy was assigned to its assets and liabilities in conformity with the procedures specified by FASB ASC 805, Business Combinations, and the portion of the reorganization value that was not attributable to identifiable tangible or intangible assets was recognized as goodwill. See Note 6 for further discussion of fresh start reporting.

The consolidated financial statements of the Predecessor reflect the application of ASC 852 as it applies to entities that have filed a petition for bankruptcy under Chapter 11 of the Bankruptcy Code. As a result, the consolidated financial statements of the Predecessor have been prepared as if TCEH was a going concern and contemplated the realization of assets and liabilities in the normal course of business. During the Chapter 11 Cases, the Debtors operated their businesses as debtors-in-possession under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code. The guidance requires that transactions and events directly associated with the reorganization be distinguished from the ongoing operations of the business. In addition, the guidance provides for changes in the accounting and presentation of liabilities. Prior to the Effective Date, the Predecessor recorded the effects of the Plan of Reorganization in accordance with ASC 852. See Predecessor Reorganization Items in Note 5 for further discussion of these accounting and reporting changes.

The consolidated financial statements have been prepared in accordance with GAAP and on the same basis as the audited financial statements and related notes contained in our prospectus filed in May 2017 with the SEC pursuant to Rule 424(b) of the Securities Act. All intercompany items and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in the notes are stated in millions of U.S. dollars unless otherwise indicated.

Use of Estimates
Use of Estimates

Preparation of financial statements requires estimates and assumptions about future events that affect the reporting of assets and liabilities at the balance sheet dates and the reported amounts of revenue and expense, including fair value measurements, estimates of expected obligations, judgment related to the potential timing of events and other estimates. In the event estimates and/or assumptions prove to be different from actual amounts, adjustments are made in subsequent periods to reflect more current information.

Derivative Instruments and Mark-to-Market Accounting
Derivative Instruments and Mark-to-Market Accounting

We enter into contracts for the purchase and sale of electricity, natural gas, coal, uranium and other commodities utilizing instruments such as options, swaps, futures and forwards primarily to manage commodity price and interest rate risks. If the instrument meets the definition of a derivative under accounting standards related to derivative instruments and hedging activities, changes in the fair value of the derivative are recognized in net income as unrealized gains and losses. This recognition is referred to as mark-to-market accounting. The fair values of our unsettled derivative instruments under mark-to-market accounting are reported in the consolidated balance sheets as commodity and other derivative contractual assets or liabilities. We report derivative assets and liabilities in the consolidated balance sheets without taking into consideration netting arrangements we have with counterparties. Margin deposits that contractually offset these assets and liabilities are reported separately in the consolidated balance sheets, with the exception of certain margin amounts related to changes in fair value on certain CME transactions that, beginning in January 2017, are legally characterized as settlement of derivative contracts rather than collateral. When derivative instruments are settled and realized gains and losses are recorded, the previously recorded unrealized gains and losses and derivative assets and liabilities are reversed. See Notes 15 and 16 for additional information regarding fair value measurement and commodity and other derivative contractual assets and liabilities. A commodity-related derivative contract may be designated as a normal purchase or sale if the commodity is to be physically received or delivered for use or sale in the normal course of business. If designated as normal, the derivative contract is accounted for under the accrual method of accounting (not marked-to-market) with no balance sheet or income statement recognition of the contract until settlement.

Because derivative instruments are frequently used as economic hedges, accounting standards related to derivative instruments and hedging activities allow for hedge accounting, which provides for the designation of such instruments as cash flow or fair value hedges if certain conditions are met. At December 31, 2017 and 2016, there were no derivative positions accounted for as cash flow or fair value hedges.

For the Successor period, we report commodity hedging and trading results as revenue, fuel expense or purchased power in the statements of consolidated income (loss) depending on the type of activity. Electricity hedges, financial natural gas hedges and trading activities are primarily reported as revenue. Physical or financial hedges for coal, diesel or uranium, along with physical natural gas trades, are primarily reported as fuel expense. For the Predecessor periods, all activity was reported as a net gain (loss) from commodity hedging and trading activities. Realized and unrealized gains and losses associated with interest rate swap transactions are reported in the statements of consolidated income (loss) in interest expense for both the Predecessor and Successor.

Revenue Recognition
Revenue Recognition

We record revenue from retail electricity sales under the accrual method of accounting. Revenues are recognized when electricity is provided to customers on the basis of periodic cycle meter readings and include an estimated accrual for the revenues earned from the meter reading date to the end of the period (unbilled revenue).

We record wholesale generation revenue on an accrual basis for transactions that are not accounted for on a mark-to-market basis. These revenues primarily consist of physical electricity sales to ERCOT at the resource node, ERCOT ancillary service revenue for reliability services and certain other electricity sales. Revenue is recognized when electricity and other services are metered by ERCOT or delivered to our customers. See Derivative Instruments and Mark-to-Market Accounting for revenue recognition related to derivative contracts.

Advertising Expense
Advertising Expense

We expense advertising costs as incurred and include them within selling, general and administrative expenses. Advertising expenses totaled $44 million, $9 million, $35 million and $44 million for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015, respectively.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

We evaluate long-lived assets (including intangible assets with finite lives) for impairment whenever indications of impairment exist. The carrying value of such assets is deemed to be impaired if the projected undiscounted cash flows are less than the carrying value. If there is such impairment, a loss would be recognized based on the amount by which the carrying value exceeds the fair value. Fair value is determined primarily by discounted cash flows, supported by available market valuations, if applicable. See Note 4 for discussion of impairments of certain long-lived assets recorded by the Predecessor.

Finite-lived intangibles identified as a result of fresh start reporting are amortized over their estimated useful lives based on the expected realization of economic effects.

Goodwill and Intangible Assets with Indefinite Lives
Goodwill and Intangible Assets with Indefinite Lives

As part of fresh start reporting, reorganization value is generally allocated, first, to identifiable tangible assets, identifiable intangible assets and liabilities, then any remaining excess reorganization value is allocated to goodwill (see Note 6). We evaluate goodwill and intangible assets with indefinite lives for impairment at least annually, or when indications of impairment exist. As part of fresh start reporting, we have established October 1 as the date we evaluate goodwill and intangible assets with indefinite lives for impairment. The Predecessor's annual evaluation date was December 1

Nuclear Fuel
Nuclear Fuel

Nuclear fuel is capitalized and reported as a component of our property, plant and equipment in our consolidated balance sheets. Amortization of nuclear fuel is calculated on the units-of-production method and is reported as a component of fuel, purchased power costs and delivery fees in our statements of consolidated income (loss).

Major Maintenance Costs
Major Maintenance Costs

Major maintenance costs incurred by the Successor during generation plant outages are deferred and amortized into operating costs over the period between the major maintenance outages for the respective asset. Other routine costs of maintenance activities are charged to expense as incurred and reported as operating costs in our statements of consolidated income (loss). The Predecessor charged all maintenance activities to expense as incurred.

Defined Benefit Plans and OPEB Plans
Defined Benefit Pension Plans and OPEB Plans

On the Effective Date, EFH Corp. transferred sponsorship of certain employee benefit plans (including related assets), programs and policies to a subsidiary of Vistra Energy. Certain health care and life insurance benefits are offered to eligible employees and their dependents upon the retirement of such employee from the company and also offer pension benefits to eligible employees under collective bargaining agreements based on either a traditional defined benefit formula or a cash balance formula. Effective January 1, 2017, the OPEB plan was amended to discontinue the life insurance benefits for active employees. Costs of pension and OPEB plans are dependent upon numerous factors, assumptions and estimates.

Prior to the Effective Date, our Predecessor bore a portion of the costs of the EFH Corp. sponsored pension and OPEB plans and accounted for the arrangement under multiemployer plan accounting.

Stock-Based Compensation
Stock-Based Compensation

Stock-based compensation is accounted for in accordance with ASC 718, Compensation - Stock Compensation. The fair value of our non-qualified stock options is estimated on the date of grant using the Black-Scholes option-pricing model. Forfeitures are recognized as they occur. We recognize compensation expense for graded vesting awards on a straight-line basis over the requisite service period for the entire award.

Sales And Excise Taxes
Sales and Excise Taxes

Sales and excise taxes are accounted for as "pass through" items on the consolidated balance sheets with no effect on the statements of consolidated income (loss) (i.e., the tax is billed to customers and recorded as trade accounts receivable with an offsetting amount recorded as a liability to the taxing jurisdiction).

Franchise And Revenue-Based Taxes
Franchise and Revenue-Based Taxes

Unlike sales and excise taxes, franchise and gross receipt taxes are not a "pass through" item. These taxes are imposed on us by state and local taxing authorities, based on revenues or kWh delivered, as a cost of doing business and are recorded as an expense. Rates we charge to customers are intended to recover our costs, including the franchise and gross receipt taxes, but we are not acting as an agent to collect the taxes from customers. We report franchise and revenue-based taxes in SG&A expense in our statements of consolidated income (loss).

Income Taxes
Income Taxes

Subsequent to the Effective Date, Vistra Energy will file a consolidated U.S. federal income tax return. Prior to the Effective Date, EFH Corp. filed a consolidated U.S. federal income tax return that included the results of our Predecessor; however, our Predecessor's income tax expense and related balance sheet amounts were recorded as if it filed separate corporate income tax returns.

Deferred income taxes are provided for temporary differences between the book and tax basis of assets and liabilities as required under accounting rules. See Note 8.

We report interest and penalties related to uncertain tax positions as current income tax expense.

Accounting for Contingencies
Accounting for Contingencies

Our financial results may be affected by judgments and estimates related to loss contingencies. Accruals for loss contingencies are recorded when management determines that it is probable that an asset has been impaired or a liability has been incurred and that such economic loss can be reasonably estimated. Such determinations are subject to interpretations of current facts and circumstances, forecasts of future events and estimates of the financial impacts of such events.

Cash and Cash Equivalents
Cash and Cash Equivalents

For purposes of reporting cash and cash equivalents, temporary cash investments purchased with a remaining maturity of three months or less are considered to be cash equivalents.

Restricted Cash	Restricted Cash The terms of certain agreements require the restriction of cash for specific purposes.
Property, Plant and Equipment
Property, Plant and Equipment

In connection with fresh start reporting, carrying amounts of property, plant and equipment were adjusted to estimated fair values as of the Effective Date (see Note 6). Significant improvements or additions to our property, plant and equipment that extend the life of the respective asset are capitalized at cost, while other costs are expensed when incurred. The cost of self-constructed property additions includes materials and both direct and indirect labor and applicable overhead, including payroll-related costs. Interest related to qualifying construction projects and qualifying software projects is capitalized in accordance with accounting guidance related to capitalization of interest cost. See Note 10.

Depreciation of our property, plant and equipment (except for nuclear fuel) is calculated on a straight-line basis over the estimated service lives of the properties. Depreciation expense is calculated on an asset-by-asset basis. Estimated depreciable lives are based on management's estimates of the assets' economic useful lives.

Asset Retirement Obligations
Asset Retirement Obligations (ARO)

A liability is initially recorded at fair value for an asset retirement obligation associated with the legal obligation associated with law, regulatory, contractual or constructive retirement requirements of tangible long-lived assets in the period in which it is incurred if a fair value is reasonably estimable. At initial recognition of an ARO obligation, an offsetting asset is also recorded for the long-lived asset that the liability corresponds with, which is subsequently depreciated over the estimated useful life of the asset. These liabilities primarily relate to our nuclear generation plant decommissioning, land reclamation related to lignite mining, removal of lignite/coal-fueled plant ash treatment facilities and generation plant asbestos removal and disposal costs. Over time, the liability is accreted for the change in present value and the initial capitalized costs are depreciated over the remaining useful lives of the assets. Generally, changes in estimates related to ARO obligations are recorded as increases or decreases to the liability and related asset as information becomes available. Changes in estimates related to assets that have been retired or for which capitalized costs are not recoverable are reflected in income.

Inventories
Inventories

Inventories consist of materials and supplies, fuel stock and natural gas in storage. Materials and supplies inventory is valued at weighted average cost and is expensed or capitalized when used for repairs/maintenance or capital projects, respectively. Fuel stock and natural gas in storage are reported at the lower of cost (on a weighted average basis) or market. We expect to recover the value of inventory costs in the normal course of business.

Investments
Investments

Investments in a nuclear decommissioning trust fund are carried at current market value in the consolidated balance sheets. Assets related to employee benefit plans represent investments held to satisfy deferred compensation liabilities and are recorded at current market value.

Tax Receivable Agreement
Tax Receivable Agreement

The Company accounts for its obligations under the Tax Receivable Agreement (TRA) as a liability in our consolidated balance sheets. The carrying value of the TRA obligation represents the discounted amount of projected payments under the TRA. The projected payments are based on certain assumptions, including but not limited to (a) the federal corporate income tax rate and (b) estimates of our taxable income in the current and future years. Our taxable income takes into consideration the current federal tax code and reflects our current estimates of future results of the business.

The carrying value of the obligation is being accreted to the amount of the gross expected obligation using the effective interest method. Changes in the estimated amount of this obligation resulting from changes to either the timing or amount of TRA payments are recognized in the period of change and are included on our statement of consolidated income (loss) under the heading of Impacts of Tax Receivable Agreement.